OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 5,388	$ 6,313
Government authorities		4,410	13,005
Advances to suppliers		3,102	3,439
Derivatives		539	371
Other receivables	[1]	12,050	9,442
Other accounts receivables and prepaid expenses		$ 25,489	$ 32,570

[1]	Including mainly insurance receivables, see also note 11.